Document and Entity Information	Mar. 05, 2021
Cover [Abstract]
Entity Registrant Name	KOPIN CORP
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000771266
Document Type	8-K
Document Period End Date	Mar. 05, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-19882
Entity Tax Identification Number	04-2833935
Entity Address, Address Line One	125 North Drive
Entity Address, City or Town	Westborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01581
City Area Code	(508)
Local Phone Number	870-5959
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	KOPN
Entity Emerging Growth Company	false